Expense Example {- Fidelity Simplicity RMD 2015 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665